S000006016 [Member] Expense Example, No Redemption - Permanent Portfolio - Class C	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	567
Expense Example, No Redemption, 5 Years	976
Expense Example, No Redemption, 10 Years	$ 2,117